Current and long-term debt - ABN AMRO credit facility (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt outstanding	$ 2,910,315,000		$ 2,910,315,000	$ 2,767,193,000
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 142,200,000.0
Borrowings instrument term		15 years
Maturity term after delivery date		5 years
Borrowings first installment period		3 months
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 677,300,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Repayments			8,800,000
Unscheduled repayment of borrowings			4,000,000
Debt outstanding	$ 100,500,000		$ 100,500,000	$ 113,300,000
Consolidated Liquidity Requirement - Scenario One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		$ 500,000
London Interbank Offered Rate (LIBOR) [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.15%
Borrowings, Financial Covenants, Period One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	145.00%
Borrowings, Financial Covenants, Period Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	150.00%